Deferred Charges (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of period	$ 27,874	$ 27,478
Additions	17,275	13,508
Disposals	(765)	(3,121)
Amortization for the year	(12,732)	(9,991)
Balance at end of period	31,652	27,874
Drydocking
Balance at beginning of period	18,565	16,993
Additions	8,690	10,229
Disposals	0	(3,121)
Amortization for the year	(6,704)	(5,536)
Balance at end of period	20,551	18,565
Financing Costs
Balance at beginning of period	9,309	10,485
Additions	8,585	3,279
Disposals	(765)	0
Amortization for the year	(6,028)	(4,455)
Balance at end of period	$ 11,101	$ 9,309